Consolidated Statement of Profit or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	€ 327,698,465	€ 71,755,303	€ 76,442,505
Operating Expenses
Cost of Sales	(9,174,146)	(12,085,198)	(1,796,629)
Research and Development	(141,426,832)	(108,431,600)	(106,397,017)
Selling	(107,742,684)	(22,671,481)	(6,382,510)
General and Administrative	(51,403,257)	(36,664,666)	(21,927,731)
Total Operating Expenses	(309,746,919)	(179,852,945)	(136,503,887)
Other Income	14,584,829	804,739	1,644,632
Other Expenses	(5,175,177)	(626,678)	(689,343)
Earnings before Interest and Taxes (EBIT)	27,361,198	(107,919,581)	(59,106,093)
Finance Income	92,047,221	2,799,473	417,886
Finance Expenses	(96,214,409)	(2,272,369)	(753,588)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets	(702,000)	872,000	(1,035,000)
Income Tax Benefit	75,398,566	3,506,419	4,304,674
Consolidated Net Profit / (Loss)	€ 97,890,576	€ (103,014,058)	€ (56,172,121)
Earnings per Share, Basic and Diluted	€ 0	€ (3.26)	€ (1.79)
Earnings per Share, Basic	3.01	0	0
Earnings per Share, diluted	€ 2.97	€ 0	€ 0
Shares Used in Computing Earnings per Share, Basic and Diluted	0	31,611,155	31,338,948
Shares Used in Computing Earnings per Share, Basic	32,525,644	0	0
Shares Used in Computing Earnings per Share, Diluted	33,167,852	0	0